R10R25 Shares | DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
DFA International Small Cap Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Small Cap Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R10R25 Shares DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R10R25 Shares DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO Class R25
Management Fee		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		1.23%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Example
This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R10R25 Shares DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO Class R25	125	390

Portfolio Turnover
The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio’s performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio’s portfolio turnover rate was 18% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks at the time of purchase. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value ("book to market ratio"). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The DFA International Small Cap Value Portfolio intends to purchase securities of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2012, for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests was $4,358 million. This threshold will vary by country or region. For example, as of December 31, 2012, the Advisor considered a small company in the United Kingdom to have a market capitalization below $4,358 million, a small company in Hong Kong to have a market capitalization below $2,909 million, and a small company in Japan to have a market capitalization below $1,378 million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The DFA International Small Cap Value Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Small Cap Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
DFA International Small Cap Value Portfolio Institutional Class Shares Total Returns (%)
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2003-December 2012
Highest Quarter	Lowest Quarter
31.78 (4/09-6/09)	-21.72 (7/11-9/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R10R25 Shares DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO		One Year	Five Years	Ten Years
Institutional Class	[1]	22.26%	(0.62%)	13.49%
MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		17.48%	(0.70%)	12.04%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.